SCHEDULE OF COMPOSITION OF SHORT TERM LOAN (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Short term loan, net	$ 10,839	$ 678
Short-Term Debt [Member]
Short-Term Debt [Line Items]
Loan	69
Discount on short term loan	(19)
Short term loan, net	$ 50